Consolidated Statements of Income and Other Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 MXN ($) $ / shares shares	Dec. 31, 2024 MXN ($) $ / shares shares	Dec. 31, 2023 MXN ($) $ / shares shares
Revenues:
Aeronautical services	$ 566,113	$ 10,190,720	$ 9,136,885	$ 8,931,657
Non-aeronautical services	192,224	3,460,258	3,075,881	2,627,423
Construction services	128,516	2,313,436	2,860,190	2,898,000
Total revenues	886,853	15,964,414	15,072,956	14,457,080
Operating costs and expenses:
Cost of services	68,665	1,236,048	1,151,253	1,058,956
Major maintenance provision	19,348	348,285	228,673	348,397
Cost of construction	128,516	2,313,436	2,860,190	2,898,000
Administrative expenses	48,400	871,256	776,412	661,447
Concession taxes	62,092	1,117,731	990,268	544,657
Technical assistance fees	14,505	261,099	235,499	237,896
Depreciation and amortization	48,754	877,625	756,983	641,343
Other income, net	(115)	(2,065)	(9,534)	(525)
Total operating costs and expenses	390,164	7,023,415	6,989,744	6,390,171
Operating income	496,689	8,940,999	8,083,212	8,066,909
Interest expense	81,959	1,475,369	1,328,920	1,269,440
Interest income	(11,889)	(214,009)	(245,065)	(297,910)
Exchange (income) loss, net	2,649	47,678	(69,881)	35,511
Total non-operating loss	72,719	1,309,038	1,013,974	1,007,041
Income before income taxes	423,970	7,631,961	7,069,238	7,059,868
Income tax expense	125,918	2,266,673	2,133,014	2,039,442
Consolidated net income for the year	298,052	5,365,288	4,936,224	5,020,426
Items that will not be subsequently reclassified to profit or loss:
Actuarial (loss) gain on labor obligations	(934)	(16,809)	(10,623)	2,157
Income tax relating to actuarial (loss) gain on labor obligations	280	5,043	3,187	(647)
Total other comprehensive income (loss)	(654)	(11,766)	(7,436)	1,510
Total comprehensive income for the year	297,398	5,353,522	4,928,788	5,021,936
Consolidated net income attributable to:
Controlling interest	296,742	5,341,704	4,928,804	5,011,842
Non-controlling interest	1,310	23,584	7,420	8,584
Comprehensive income attributable to:
Controlling interest	296,088	5,329,938	4,921,368	5,013,352
Non-controlling interest	$ 1,310	$ 23,584	$ 7,420	$ 8,584
Basic earnings per share of controlling interest | (per share)	$ 0.76842	$ 13.83254	$ 12.76332	$ 12.97835
Diluted earnings per share of controlling interest | (per share)	$ 0.76842	$ 13.83254	$ 12.76332	$ 12.97835
Weighted average shares outstanding	386,169,425	386,169,425	386,169,425	386,169,425